Schedule of Summarized Real Estate Secured Debt (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt Instrument Carrying Amount		$ 877,511,547
Premium on secured debt, net		234,604
Debt issuance costs, net		(3,879,296)
Total debt, net		873,866,855	$ 717,952,233
Canadian CitiBank Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[2],[3],[4],[5]		87,337,110
CMBS SASB Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[6]		235,000,000
Secured Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[7],[8]		85,512,000
Stoney Creek Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[9]		5,712,058
Torbarrie Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[9]		6,423,863
SST IV CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount		$ 40,500,000
Interest rate		3.56%
Debt Instrument Maturity Date		Feb. 01, 2030
SST IV TCF Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount		$ 40,782,500
Debt Instrument Fixed Rate		3.75%
Interest rate		3.75%
Debt Instrument Maturity Date		Mar. 30, 2023
Oakville III BMO Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[4]	$ 12,795,250
Interest rate	[4]	2.70%
Debt Instrument Maturity Date	[4]	May 16, 2024
Ladera Office Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount		$ 4,014,185	4,099,152
Interest rate		4.29%
Debt Instrument Maturity Date		Nov. 01, 2026
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Premium on secured debt, net		$ 234,604	461,823
Debt issuance costs, net		(3,879,296)	(4,021,767)
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[10]	$ 94,459,583	95,000,000
Debt Instrument Fixed Rate	[10]	3.89%
Debt Instrument Maturity Date	[10]	Aug. 01, 2026
Fixed Rate Secured Debt | KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[11]	$ 52,000,000	52,000,000
Debt Instrument Fixed Rate	[11]	4.65%
Debt Instrument Maturity Date	[11]	May 01, 2027
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[12]	$ 45,758,741	46,427,994
Debt Instrument Fixed Rate	[12]	5.31%
Debt Instrument Maturity Date	[12]	Aug. 01, 2024
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[13]	$ 104,000,000	$ 104,000,000
Debt Instrument Fixed Rate	[13]	5.00%
Debt Instrument Maturity Date	[13]	Feb. 01, 2029
Credit Facility Term Loan | USD
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[14]	$ 250,000,000
Interest rate	[14]	1.90%
Debt Instrument Maturity Date	[14]	Mar. 17, 2026
Credit Facility Revolver | USD
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[14]	$ 233,201,288
Interest rate	[14]	1.95%
Debt Instrument Maturity Date	[14]	Mar. 17, 2024

[1]	(10) On March 17, 2021, these loans were paid off in full in conjunction with the SST IV Merger, and an aggregate net loss on extinguishment of debt of approximately $2.4 million was recorded.
[2]	(4) This variable rate loan encumbered 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that capped CDOR at 3.0% until October 15, 2021.
[3]	On March 17, 2021, these loans were paid off in full in conjunction with the SST IV Merger, and an aggregate net loss on extinguishment of debt of approximately $2.4 million was recorded.
[4]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
[5]	This variable rate loan encumbered 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that capped CDOR at 3.0% until October 15, 2021.
[6]	This variable rate loan encumbered 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties were not available to pay our other debts.
[7]	This loan had an $85.5 million interest rate swap that effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively capped LIBOR at 0.5% through August 2, 2021.
[8]	This variable rate loan encumbered 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties were not available to pay our other debts.
[9]	This variable rate loan bore interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of December 31, 2020, and in no event would the total interest rate have fallen below 4.65% per annum. The amounts shown above are in USD based on the foreign exchange rate in effect as of December 31, 2020.
[10]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[11]	This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[12]	This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.
[13]	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[14]	For additional information regarding the Credit Facility, see below.